Investments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cost or Amortized Cost
Total	$ 2,315,654
Fair Value
Total	2,592,484	2,945,407
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	74,962
Due after one year through five years	263,996
Due after five years through ten years	460,638
Due after ten years	1,437,827
Total Cost or Amortized Cost, Contractual maturity	2,237,423
Fair Value
Due in one year or less	76,034
Due after one year through five years	288,952
Due after five years through ten years	498,946
Due after ten years	1,644,422
Total Fair Value, Contractual maturity	2,508,354
Asset-backed
Cost or Amortized Cost
Cost or Amortized Cost	789
Fair Value
Fair Value	851
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	5,223
Fair Value
Fair Value	5,537
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	72,219
Fair Value
Fair Value	$ 77,742